Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2024
Dates
31-Oct-2024
Actual/360 Days
31
30/360 Days
30
15-Nov-2024
15-Nov-2024
Collection Period No.
24
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Oct-2024
13-Nov-2024
14-Nov-2024
15-Nov-2024
15-Oct-2024
15-Oct-2024
Summary
Beginning
Balance
0.00
0.00
527,302,858.22
124,000,000.00
Principal
Payment
0.00
0.00
36,232,424.93
0.00
Ending
Balance
0.00
0.00
491,070,433.29
124,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
55.148288
0.000000
Initial
Balance
393,170,000.00
693,000,000.00
657,000,000.00
124,000,000.00
Note
Factor
0.000000
0.000000
0.747444
1.000000
651,302,858.22
615,070,433.29
36,232,424.93
T
otal Note Balance
1,867,170,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,876,034.84
699,178,893.06
75,174,702.98
774,353,596.04
47,876,034.84
662,946,468.13
70,884,516.91
733,830,985.04
47,871,393.47
1,915,041,393.47
221,029,289.69
2,136,070,683.16
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,871,393.47
47,876,034.84
47,876,034.84
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.260000%
5.210000%
5.250000%
Interest
Payment
0.00
0.00
2,289,373.24
542,500.00
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
3.484586
4.375000
Interest & Principal
Payment
0.00
0.00
38,521,798.17
542,500.00
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
58.632874
4.375000
$39,064,298.17
T
otal
$2,831,873.24

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
43,310,100.12
0.00
43,310,100.12
38,317,547.33
2,929,817.70
822,853.74
1,086,363.08
0.00
0.00
153,518.27
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
645,294.66
0.00
0.00
2,831,873.24
0.00
0.00
36,232,424.93
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
43,310,100.12
3,600,507.29
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
645,294.66
0.00
0.00
0.00
645,294.66
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
2,831,873.24
0.00
0.00
2,289,373.24
542,500.00
0.00
0.00
0.00
0.00
0.00
2,831,873.24
0.00
0.00
2,289,373.24
542,500.00
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
2,831,873.24
2,831,873.24
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
36,232,424.93
0.00
0.00
0.00
36,232,424.93
Aggregate Principal Distributabl
e
Amount
36,232,424.93
36,232,424.93
0.00

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,787,603.48
0.00
4,787,603.48
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
18,233.99
135,284.28
153,518.27
4,787,603.48
0.00
18,233.99
18,233.99
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2024
Pool Statistics
Pool Data
4.61%
32.41
37.09
Cutoff Date Pool Balance
Amount
2,136,070,683.16
Pool Balance beginning of Collection Period
774,353,596.04
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
733,830,985.04
31,648
32,552
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
55,476
25,148,669.37
13,168,877.96
0.00
2,205,063.67
Pool Factor
34.35%
4.40%
53.57
13.45

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
31,648
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.27%
1.17%
0.42%
0.15%
100.00%
721,140,118.66
8,569,869.64
3,055,502.11
1,065,494.63
733,830,985.04
31,285
260
77
26
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.562%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
14,876.39
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
1.333%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
25,676,640.82
357,950.62
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
87
1,726
Losses
(1)
Amount
2,205,063.67
815,817.09
1,031,295.96
Number of Receivables
Number of Receivables
Amount
62,887,108.11
20,705,611.00
16,504,856.29
Current
Cumulative
1.202%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
0.570%
Prior Collection Period
1.680 % Second Prior
Collection
Period
1.265
%
Third
Prior
Collection
Period
1.818%